UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Report to Stockholders.

AC ONE CHINA FUND

INVESTOR CLASS – ACOCX
INSTITUTIONAL CLASS – ACOIX

SEMI-ANNUAL REPORT

DECEMBER 31, 2015

AC ONE CHINA FUND

Dear Shareholders,

Despite a difficult year for Chinese equities in general, the Adviser is heartened by our continued gains against the Fund’s benchmark indexes.  For the six months ending December 31, 2015, the AC ONE China Fund Institutional Class lost 16.47% and the Investor Class lost 16.60% (no load) and 21.17% (with max 5.50% load). The Hang Seng Index lost 16.52% and the MSCI China Index lost 19.60% during the same period.

Because of their standards of liquidity and transparency, the Fund continued to hold only shares listed on the Hong Kong Stock Exchange and Chinese shares listed as American Depositary Receipts (ADRs) on the New York Stock Exchange.  During the market turmoil that began in the summer of 2015, these markets well outperformed the Chinese mainland equity markets in terms of volatility, liquidity and transparency.

The Fund continued to focus on companies offering goods and services to the Chinese middle class.  Such holdings, broadly defined, represent an allocation over twice that of the Hang Seng Index. In the second half of 2015, these shares generally underperformed market averages and negatively affected returns.  Internet software and service companies represent 18.1% of the Fund (again aimed toward consumers) as of December 31, 2015 vs. 10.1% for the Hang Seng Index.  This sector and the Fund’s holdings therein, performed well over the period and significantly contributed to our overall return.  Healthcare firms represent 6.7% of the Fund against no representation whatsoever in the Index also helped the Fund relative to the broader Hang Seng Index.

Conversely, the Fund remained significantly underweighted in financial service companies, with such holdings comprising 21.2% of the Fund as of December 31, 2015, compared to 46.1% for the Hang Seng Index.  As this sector declined more than the Index, this underweighting aided performance.  Among financial holdings, it is worth noting that bank shares represent just 4.2% of the Fund compared to 29.2% for the Hang Seng Index.  The Adviser avoided all property-related holdings, compared to the Hang Seng Index weighting of 9.5%.  While this allocation lowered the Fund’s return against the benchmark over the period, the Adviser believes the strategy remains correct over the longer term as we see greater volatility and risk in this sector.

Two holdings in particular affected the Fund’s return over the last six months of 2015.  Ctrip.com International (an internet based travel facilitator), which represented 3.9% of the Fund at year-end 2015, rose 27.6% over the period, while Zhuzhou CSR Times Electric (a supplier of electric power and control systems to electrified trains), representing 3.5% of the Fund declined by 22.4%.  The Fund’s largest position, Tencent Holdings Limited, also contributed to performance for the period as its shares declined just 1.4%.

After twenty five years of strong growth, China’s economy continued to settle towards sustainable rates more in line with maturing economies.  China’s 2015 Gross Domestic Product (GDP) growth is preliminarily estimated to be around 6.9%.  Significantly for the Fund, the service sector of the economy grew at a rate of 8.3% in 2015, far outpacing expansion in the once–dominant manufacturing and construction sectors.  The service sector requires roughly 30% more labor per unit of output than does manufacturing and construction.  As a result, urban employment grew by 11 million in 2015 against a government target of 10 million and above the 10.7 million created in 2014.  These figures give the Adviser additional confidence in our long-term strategy of emphasizing investments related to China’s growing middle class consumer.

While the market turmoil of the last six months of 2015 did not reward the fund’s focus on the growing Chinese middle class, the Adviser strongly believes that these figures support this long term strategy.  It is our belief that when Chinese markets find their footing and recover, such consumer focused sectors will emerge as market leaders.

AC ONE CHINA FUND

We believe Chinese equity valuations looking favorable compared to other world equity markets, the Adviser believes the opportunity for such a rebound is possible.  At year-end 2015, the Hang Seng Index traded at just 8.87 times trailing earnings and yielded an average of 4.15%.  This compares to the year-end 2015 S&P 500 Index which traded at 21.18 times trailing earnings with average dividend yields of 2.20%.

As we enter our fourth calendar year of operations, we are gratified by the continued support of our shareholders as we strive to provide the appropriate vehicle for North American investors to participate in China’s future.

Respectfully,

Patrick Pascal
Co-President

Past performance does not guarantee future results.  Performance shown as no load does not reflect the deduction of the sales load. The fund has a 2.00% redemption fee for fund shares which are redeemed within 60 days of purchase, which is also not reflected in the performance data. If reflected, the load and/or fee would reduce the performance quoted.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in small and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Because the fund is focused on Chinese companies it is subject to greater risk of adverse events in the country and region.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Dividend Yield – Dividend Yield is calculated by annualizing the last quarterly dividend paid and dividing it by the current share price. The dividend yield is that of securities held in the portfolio; it is not reflective of the yield distributed to shareholders.

The Hang Seng Index is a free float-adjusted market capitalization index designed to measure the equity market in Hong Kong. This index cannot be invested in directly.

The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents then adjusted for free float.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The AC ONE China Fund is distributed by Quasar Distributors, LLC.

AC ONE CHINA FUND

VALUE OF $25,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $25,000.  Performance reflects waivers of fees and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of December 31, 2015

	One Year	Since Inception(1)
Investor Class – Without Load	-6.47%	8.45%
Investor Class – With Load	-11.60%	6.68%
Institutional Class	-6.22%	8.68%
MSCI China Index(2)	-7.82%	6.27%
Hang Seng Index(3)	-7.16%	3.81%

(1)	July 27, 2012.
(2)
The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents than adjusted for free float.

(3)
The Hang Seng Index is a free float-adjusted market capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong.

AC ONE CHINA FUND

EXPENSE EXAMPLE (UNAUDITED)
DECEMBER 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 – December 31, 2015).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	07/01/2015	12/31/2015	07/01/2015 – 12/31/2015
Investor Class Actual(2)	$1,000.00	$ 834.00	$8.99
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.33	$9.88

Institutional Class Actual(2)	$1,000.00	$ 835.30	$7.84
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.59	$8.62

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.95% and 1.70% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended December 31, 2015 of -16.60% and -16.47% for the Investor Class and Institutional Class, respectively.

AC ONE CHINA FUND

SECTOR ALLOCATION (UNAUDITED)
AS OF DECEMBER 31, 2015(1)
(% OF NET ASSETS)

TOP TEN EQUITY HOLDINGS (UNAUDITED)
AS OF DECEMBER 31, 2015(1)
(% OF NET ASSETS)

Tencent Holdings	10.4%
Ping An Insurance Group, Class H	7.3
China Mobile	6.2
Alibaba Group Holding	4.9
Sinopharm Group, Class H	4.1
CITIC Securities, Class H	4.0
Ctrip.com International – ADR	3.9
Zhuzhou CSR Times Electric, Class H	3.5
Industrial & Commercial Bank of China, Class H	3.3
China Mengniu Dairy	3.0

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

AC ONE CHINA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2015

	Shares	Value

COMMON STOCKS – 91.8%

Consumer Discretionary – 12.4%
Anta Sports Products	50,000	$136,693
Belle International Holdings	76,000	56,864
BYD Company, Class H*	40,000	218,194
Chow Tai Fook Jewellery	40,600	26,166
Ctrip.com International – ADR*	9,400	435,502
Great Wall Motor, Class H	162,000	187,114
Haier Electronics Group	68,000	137,259
Samsonite International	60,200	180,418
		1,378,210

Consumer Staples – 7.8%
China Mengniu Dairy	204,000	331,161
Hengan International Group	23,000	215,927
Tingyi Holding	54,000	76,717
Tsingtao Brewery, Class H	54,000	243,256
		867,061

Financials – 21.8%
Bank Of China, Class H	292,000	129,564
China Life Insurance, Class H	81,000	260,026
CITIC Securities, Class H	192,500	446,051
Hong Kong Exchanges & Clearing	2,800	71,330
Industrial & Commercial Bank of China, Class H	612,000	366,844
PICC Property & Casualty, Class H	167,668	330,896
Ping An Insurance Group, Class H	147,000	810,662
		2,415,373

Health Care – 5.6%
Guangzhou Baiyunshan Pharmaceutical Holdings	34,000	95,895
Sihuan Pharmaceutical Holdings Group (a)	380,000	73,548
Sinopharm Group, Class H	114,400	456,710
		626,153

Industrials – 12.1%
Air China, Class H	349,000	273,719
AviChina Industry & Technology, Class H	152,000	118,770
Beijing Capital International Airport, Class H	138,000	148,219
China Everbright International	100,000	127,868
CSR, Class H	234,000	287,460
Zhuzhou CSR Times Electric, Class H	67,500	389,243
		1,345,279

See Notes to the Financial Statements

AC ONE CHINA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

	Shares	Value

Information Technology – 21.5%
AAC Technologies	13,000	$84,570
Alibaba Group Holding – ADR*	6,750	548,572
Baidu – ADR*	1,715	324,204
GCL – Poly Energy Holdings	592,000	88,020
Lenovo Group	190,000	191,747
Tencent Holdings	58,900	1,153,261
		2,390,374

Materials – 1.6%
Bloomage Biotechnology	42,500	105,091
China Lumena New Materials*(a)	284,000	1,832
Nine Dragons Paper Holdings	70,000	41,106
Yingde Gases Group Co.	67,000	30,816
		178,845

Telecommunication Services – 7.9%
China Mobile	61,500	692,251
China Telecom, Class H	386,000	180,056
		872,307

Utilities – 1.1%
China Resources Gas Group	42,000	125,173
Total Common Stocks
(Cost $9,597,073)		10,198,775

RIGHT – 0.0%
GCL – Poly Energy Holdings
(Cost $1,367)	118,400	611

SHORT-TERM INVESTMENT – 8.4%
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%^
(Cost $937,198)	937,198	937,198
Total Investments – 100.2%
(Cost $10,535,638)		11,136,584
Other Assets and Liabilities, Net – (0.2)%		(24,082)
Total Net Assets – 100.0%		$11,112,502

*	Non-income producing security.
(a)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy. See notes 2 and 3 in Notes to the Financial Statements.
^	Variable Rate Security – The rate shown is the current yield as of December 31, 2015.
ADR – American Depositary Receipt

See Notes to the Financial Statements

AC ONE CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2015

ASSETS:
Investments, at value
(cost $10,535,638)	$11,136,584
Cash	6,583
Dividends & interest receivable	647
Prepaid expenses	15,819
Receivable from adviser for expense reimbursements	6,826
Total assets	11,166,459

LIABILITIES:
Payable for fund administration & accounting fees	17,150
Payable for compliance fees	2,140
Payable for transfer agent fees & expenses	8,481
Payable for custody fees	5,611
Payable for trustee fees	2,839
Accrued expenses	14,090
Accrued distribution fees	3,646
Total liabilities	53,957

NET ASSETS	$11,112,502

NET ASSETS CONSIST OF:
Paid-in capital	$10,669,824
Accumulated undistributed net investment loss	(30,065)
Accumulated undistributed net realized loss on investments	(128,203)
Net unrealized appreciation on investments and translations of foreign currency	600,946
Net Assets	$11,112,502

	Investor	Institutional
	Class	Class
Net Assets	$1,031,217	$10,081,285
Shares issued and outstanding(1)	84,580	822,394
Net asset value, redemption price and minimum offering price per share(2)	$12.19	$12.26
Maximum offering price per share ($12.19/0.9450)(3)(4)	$12.90	N/A

(1)	Unlimited shares authorized.
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on certain shares redeemed within 12 months of Investor Class shares.
(4)	Reflects a maximum sales charge of 5.50%.

See Notes to the Financial Statements

AC ONE CHINA FUND

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2015

INVESTMENT INCOME:
Interest income	$416
Dividend income	80,198
Less: Foreign taxes withheld	(9,814)
Total investment income	70,800

EXPENSES:
Investment adviser fees (See Note 4)	73,112
Fund administration & accounting fees (See Note 4)	57,978
Transfer agent fees (See Note 4)	23,908
Federal & state registration fees	15,088
Custody fees (See Note 4)	13,401
Audit fees	8,365
Compliance fees (See Note 4)	6,240
Legal fees	5,789
Trustee fees (See Note 4)	5,239
Postage & printing fees	2,847
Other	3,949
Distribution fees – Investor Class (See Note 5)	1,433
Total expenses before reimbursement	217,349
Less: reimbursement/waiver from investment adviser (See Note 4)	(116,484)
Net expenses	100,865

NET INVESTMENT LOSS	(30,065)

REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on investments, including foreign currency loss	(128,202)
Net change in unrealized appreciation on investments and translations of foreign currency	(2,106,431)

Net realized and unrealized loss on investments and foreign currency	(2,234,633)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,264,698)

See Notes to the Financial Statements

AC ONE CHINA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
OPERATIONS:
Net investment loss	$(30,065)	$(5,915)
Net realized gain (loss) on investments,
including foreign currency gain (loss)	(128,202)	195,069
Net change in unrealized appreciation
on investments and translations of foreign currency	(2,106,431)	1,774,305
Net increase (decrease) in net assets resulting from operations	(2,264,698)	1,963,459

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	42,243	666,879
Proceeds from reinvestment of distributions	4,579	70,411
Payments for shares redeemed	(291,856)	(428,849)
Redemption fees	—	403
Increase (decrease) in net assets from Investor Class transactions	(245,034)	308,844
Institutional Class:
Proceeds from shares sold	575	1,878,363
Proceeds from reinvestment of distributions	25,819	306,032
Payments for shares redeemed	(213,749)	(30,501)
Redemption fees	—	8
Increase (decrease) in net assets from Institutional Class transactions	(187,355)	2,153,902
Net increase (decrease) in net assets
resulting from capital share transactions	(432,389)	2,462,746

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	(2,689)
Institutional Class	—	(30,525)
From net realized gains:
Investor Class	(4,579)	(67,978)
Institutional Class	(44,602)	(495,721)
Total distributions to shareholders	(49,181)	(596,913)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,746,268)	3,829,292

NET ASSETS:
Beginning of period	13,858,770	10,029,478
End of period, including accumulated undistributed net
investment income (loss) of $(30,065) and $0, respectively.	$11,112,502	$13,858,770

See Notes to the Financial Statements

AC ONE CHINA FUND

FINANCIAL HIGHLIGHTS

				For the Period
	Six Months Ended			Inception
	December 31, 2015	Year Ended	Year Ended	Through
	(Unaudited)	June 30, 2015	June 30, 2014	June 30, 2013(1)
Investor Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$14.68	$13.07	$11.28	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)	(0.03)	0.01	0.02
Net realized and unrealized
gain (loss) on investments and
translations of foreign currency	(2.37)	2.38	2.05	1.26
Total from investment operations	(2.44)	2.35	2.06	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.03)	(0.04)	—
Dividends from net realized gains	(0.05)	(0.71)	(0.23)	—
Total distributions	(0.05)	(0.74)	(0.27)	—
Paid-in capital from redemption fees	—	— (3)	— (3)	— (3)

Net asset value, end of period	$12.19	$14.68	$13.07	$11.28

TOTAL RETURN(4)(5)	(16.60)%	18.77%	18.21%	12.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,031	$1,523	$1,066	$315

Ratio of expenses to average net assets:
Before expense reimbursement(6)	3.94%	3.91%	4.61%	8.59%
After expense reimbursement(6)	1.95%	1.95%	1.95%	1.95%

Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement(6)	(2.73)%	(2.23)%	(2.36)%	(6.23)%
After expense reimbursement(6)	(0.74)%	(0.27)%	0.30%	0.41%

Portfolio turnover rate(5)	4%	21%	42%	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For a Fund share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

AC ONE CHINA FUND

FINANCIAL HIGHLIGHTS

					For the Period
	Six Months Ended				Inception
	December 31, 2015	Year Ended		Year Ended	Through
	(Unaudited)	June 30, 2015		June 30, 2014	June 30, 2013(1)
Institutional Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$14.74	$13.10		$11.28	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)	(—	)(3)	0.07	0.04
Net realized and unrealized
gain (loss) on investments and
translations of foreign currency	(2.40)	2.39		2.04	1.24
Total from investment operations	(2.43)	2.39		2.11	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.04)		(0.06)	—
Dividends from net realized gains	(0.05)	(0.71)		(0.23)	—
Total distributions	(0.05)	(0.75)		(0.29)	—
Paid-in capital from redemption fees	—	—	(3)	—	— (3)

Net asset value, end of period	$12.26	$14.74		$13.10	$11.28

TOTAL RETURN(4)	(16.47)%	19.09%		18.57%	12.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$10,081	$12,336		$8,963	$6,712

Ratio of expenses to average net assets:
Before expense reimbursement(5)	3.69%	3.66%		4.36%	8.34%
After expense reimbursement(5)	1.70%	1.70%		1.70%	1.70%

Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement(5)	(2.48)%	(1.98)%		(2.11)%	(5.98)%
After expense reimbursement(5)	(0.49)%	(0.02)%		0.55%	0.66%

Portfolio turnover rate(4)	4%	21%		42%	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For a Fund share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2015

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The AC ONE China Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is capital appreciation and income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on July 27, 2012.  The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended December 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Dividends and Distributions – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  The Fund will not hold more than 15% of the value of its net assets in illiquid securities.  At December 31, 2015, the Fund had investments in illiquid securities with a total value of $75,380 or 0.7% of total net assets.  Information concerning illiquid securities is as follows:

Security	Shares	Dates Acquired	Cost Basis
China Lumena New Materials	284,000	11/13 – 1/14	$60,819
Sihuan Pharmaceutical Holdings Group	380,000	10/14 – 2/15	248,665

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s Net Asset Value (“NAV”) is calculated often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  As of December 31, 2015, the following inputs were considered for the Fund’s Level 3 securities: last traded price and discount for lack of marketability.  If the discount for lack of marketability increased, there would be a negative impact to the security’s fair value price.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,308,278	$8,815,117	$75,380	$10,198,775
Right	—	611	—	611
Short-Term Investment	937,198	—	—	937,198
Total Investments in Securities	$2,245,476	$8,815,728	$75,380	$11,136,584

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in
Securities
Balance as of 6/30/2015	$374,402
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(111,908)
Net purchases (sales)	—
Transfers out of Level 3	(187,114)
Balance as of 12/31/15	$75,380
Net unrealized depreciation of Level 3 Securities as of December 31, 2015	$(234,104)

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2015, the Fund recognized no transfers to/from Level 1 from/to Level 2.  The Fund transferred one security from Level 3 to Level 2 during the period due to the resumption of trading of the security.  The Level 3 investments as of December 31, 2015, represented 0.7% of net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of December 31, 2015:

Type of	Fair value	Valuation	Unobservable
Security	as of 12/31/15	Technique	Inputs	Range
Common Stocks	$75,380	Consensus Pricing	Discount for lack	66% – 96%
			of marketability

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with AC ONE Asset Management, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

The Fund’s Adviser has contractually agreed to waive a portion or all its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.95% and 1.70% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  As of December 31, 2015, the Adviser did not recoup any previously waived expenses.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through May 31, 2016.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
6/30/2016	$261,639
6/30/2017	244,369
6/30/2018	231,801
6/30/2019	116,484

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2015, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent reimbursement for distribution and service activities.  For the period ended December 31, 2015, the Investor Class incurred expenses of $1,433 pursuant to the Plan.

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
Investor Class:
Shares sold	3,221	47,595
Shares issued to holders in reinvestment of dividends	365	5,505
Shares redeemed	(22,770)	(30,943)
Net increase (decrease) in Investor Class shares	(19,184)	22,157

Institutional Class:
Shares sold	46	131,239
Shares issued to holders in reinvestment of dividends	2,046	23,853
Shares redeemed	(16,779)	(2,225)
Net increase (decrease) in Institutional Class shares	(14,687)	152,867
Net increase (decrease) in shares outstanding	(33,871)	175,024

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2015, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$449,049	$1,025,993

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2015, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$3,388,363	$(681,065)	$2,707,298	$11,089,750

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of foreign currency.

At June 30, 2015, the most recently completed fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Gains	Appreciation	Earnings
$ —	$49,180	$79	$2,707,298	$2,756,557

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

As of June 30, 2015, the Fund had no capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended June 30, 2015, the Fund does not plan to defer any late-year losses.

The tax character of distributions paid for the period ended December 31, 2015, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$ —	$49,181	$49,181

The tax character of distributions paid for the year ended June 30, 2015, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$33,214	$563,699	$596,913

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  GEOGRAPHIC CONCENTRATION RISK

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.  As of December 31, 2015, 100% of the Fund’s securities, excluding short-term investments, were located in China or economically tied to China.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2015, Union Bank, for the benefit of its customers, owned 35.2% of the outstanding shares of the Fund.

AC ONE CHINA FUND

ADDITIONAL INFORMATION (UNAUDITED)
DECEMBER 31, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-964-0788.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-964-0788.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-964-0788, or (2) on the SEC’s website at www.sec.gov.

AC ONE CHINA FUND

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
AC ONE Asset Management, LLC
444 South Flower Street
Los Angeles, CA 90071

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-964-0788.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date     March 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date     March 2, 2016

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     March 2, 2016

* Print the name and title of each signing officer under his or her signature.